Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	GlassesOff Inc.
Entity Central Index Key	0001487522
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company
Amendment Description	GlassesOff Inc., a Nevada corporation (the “Company”), is filing with the Securities and Exchange Commission (the “SEC”) this Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 as originally declared effective by the SEC on October 9, 2014 (the “Original Registration Statement”), pursuant to the undertakings in Item 17 of the Original Registration Statement to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014, which was filed with the SEC on March 31, 2015, and to give effect to the 1-for-10 reverse stock split of the Company’s common stock effected on March 30, 2015.